Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2014 Security	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company	$ 467,000	$ 506,000
Federal Home Loan Bank stock	717,000	532,000
Securities available for sale pledged as collateral on public deposits	63,100,000	84,700,000	48,800,000
Number of treasury note related to unrealized losses	1
Number of Government agency bond	13
Number of mortgage backed securities related to unrealized losses	10
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of mortgage backed securities		7
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of mortgage backed securities		7
Available for sale securities		$ 0
Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of treasury note related to unrealized losses		1
Number of Government agency bond		13
Number of mortgage backed securities related to unrealized losses		8
Number of corporate bonds		2
Held to Maturity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Government agency bond		1
Number of corporate bonds		2